SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Apr. 24, 2025	Jan. 27, 2025	Dec. 20, 2018	Mar. 31, 2025
Third Party Lender [Member]
Loan description		The loan will be disbursed in two tranches: €700,000 (Series A Bonds), repayable in ten equal semi-annual installments, and €1,500,000 (Series B Bonds), repayable at maturity
Secured bond loan		$ 2,308,000
Interest rate		2.95%
Maturity date		Jan. 27, 2030
Grigorios Siokas [Member]
Issuance of common stock				1,053,372
Debt converted				$ 649,000
Maturity date			Mar. 18, 2019
Grigorios Siokas [Member] | Subsequent Events [Member]
Issuance of common stock	1,466,764
Equity issued in settlement of liabilities	$ 526,000